CREDIT AND LOANS FROM BANKS - Disclosure of Long-term bank loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current loans received	$ 1,444	$ 2,760
Current borrowings and current portion of non-current borrowings	4,126	3,600
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current loans received	2,496	5,166
Current borrowings and current portion of non-current borrowings	(1,052)	(2,406)
Non-current portion of non-current borrowings	$ 1,444	$ 2,760